Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Cash	$ 3,554	$ 7,401
Amounts receivable	385	472
Prepaid expenses	1,203	1,039
Total current assets	5,142	8,912
Non-Current
Restricted deposits	12,976	11,449
Amounts receivable and other assets	2,647	2,442
Mineral property, plant and equipment	415,559	410,132
Intangibles	24,390	24,380
Total assets	460,714	457,315
Current
Accounts payable and accruals	2,755	4,533
Lease liabilities	106	60
Promissory note	16,629
Environmental rehabilitation provision	893	1,276
Total Current Liabilities	20,383	5,869
Non-Current
Accruals	637
Lease liabilities	451	556
Promissory note		15,501
Convertible Debt	18,747	0
Environmental rehabilitation provision	50,857	51,249
Total Liabilities	91,075	73,175
SHAREHOLDERS' EQUITY
Share Capital	527,908	526,884
Equity reserves	69,953	64,648
Deficit	(228,222)	(207,392)
Total Shareholders' Equity	369,639	384,140
Total Liabilities and Shareholders' Equity	$ 460,714	$ 457,315